Document Type	485BPOS
Document Period End Date	Dec 31, 2019
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Apr 29, 2020
Document Effective Date	May 20, 2020
Prospectus Date	Apr 29, 2020
Entity Inv Company Date	N-1A

Filed with the U.S. Securities and Exchange Commission on May 20, 2020

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	75

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	76

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
470 Park Avenue South
New York, NY 10016
(Address and Zip Code of Principal Executive Offices)
1-800-930-3828
Registrant’s Telephone Number, including Area Code
Jay Kesslen
470 Park Avenue South
New York, NY 10016
(Name and Address of Agent for Service)
With a copy to:

Michael P. Malloy, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note. This Post-Effective Amendment (“PEA”) No. 75 hereby incorporates Parts A, B and C from the Trust’s PEA No. 73 on Form N-1A filed on April 29, 2020. This PEA No. 75 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 73.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 75 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 20th day of May, 2020.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 75 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	May 20, 2020
Peter B. Doyle

Douglas Cohen*	Director	May 20, 2020
Douglas Cohen

William J. Graham*	Director	May 20, 2020
William J. Graham

Steven T. Russell*	Director	May 20, 2020
Steven T. Russell

Murray Stahl*	Director and Secretary	May 20, 2020
Murray Stahl

Joseph E. Breslin*	Director	May 20, 2020
Joseph E. Breslin

James Breen*	Director	May 20, 2020
James M. Breen

Leonid Polyakov*	Director and Treasurer	May 20, 2020
Leonid Polyakov

*By:/s/ Jay Kesslen
Attorney-In-Fact pursuant to the Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE